STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1%
Illinois - 2.7%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000	523,810
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000	522,295
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,285,000	1,314,272
Chicago II, GO, Ser. A	5.00	1/1/2024	500,000	518,300
Illinois, GO	5.25	2/1/2029	2,000,000	2,033,140
				4,911,817
Indiana - .2%
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. D	0.06	11/1/2039	400,000	[a] 400,000
Kentucky - 1.8%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	1,000,000	1,070,910
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	2,000,000	2,180,060
				3,250,970
Nebraska - 1.2%
Central Plains Energy Project, Revenue Bonds, Refunding (Central Plains Energy Project)	4.00	8/1/2025	2,000,000	2,246,500
New Jersey - 4.9%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. K	5.25	12/15/2020	1,250,000	1,263,425
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. K	5.25	12/15/2021	2,000,000	2,054,900
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2027	2,000,000	2,069,240
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2026	725,000	779,926
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	625,000	756,769
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	875,000	1,072,024

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
New Jersey - 4.9% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000		1,079,584
				9,075,868
New York - 5.4%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond)	5.00	5/15/2024	1,625,000		1,702,919
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	1,000,000		1,075,890
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	1,350,000		1,519,182
New York City Water & Sewer System, Revenue Bonds, Refunding (Liquidity Agreement; Landesbank Hessen-Thuringen Girozentrale) Ser. BB2	0.07	6/15/2039	500,000	[a]	500,000
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower at One Bryant Park)	2.63	9/15/2069	1,675,000		1,642,321
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center)	5.00	11/15/2044	2,250,000	[b]	2,231,122
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	1,350,000		1,367,968
				10,039,402
Pennsylvania - 83.0%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University)	5.00	3/1/2026	1,000,000		1,161,070
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2030	1,000,000		1,213,680
Allegheny County Port Authority, Revenue Bonds, Refunding	5.25	3/1/2024	2,000,000		2,072,140
Armstrong School District, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	3/15/2029	920,000		1,218,393
Beaver County Hospital Authority, Revenue Bonds, Refunding (Heritage Valley Health System)	5.00	5/15/2021	1,250,000	[c]	1,304,625

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Pennsylvania - 83.0% (continued)
Beaver County Hospital Authority, Revenue Bonds, Refunding (Heritage Valley Health System)	5.00	5/15/2021	1,345,000	[c]	1,403,776
Boyertown Area School District, GO (Insured; State Aid Withholding)	5.00	10/1/2034	1,060,000		1,226,484
Capital Region Water, Revenue Bonds, Refunding	5.00	7/15/2026	750,000		921,202
Chartiers Valley School District, GO (Insured; State Aid Withholding) Ser. B	5.00	10/15/2040	1,500,000		1,771,950
Chester County Health and Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2038	600,000		695,262
Chester County Health and Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2037	910,000		1,060,978
Chester County Health and Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2039	970,000		1,120,622
Chester County Industrial Development Authority, Revenue Bonds (Green Bond) (Longwood Gardens Project)	5.00	12/1/2034	375,000		486,390
Chester County Industrial Development Authority, Revenue Bonds (Green Bond) (Longwood Gardens Project)	5.00	12/1/2033	740,000		965,101
Clarion County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,200,000		1,290,984
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	2,500,000		3,020,450
Cumberland County Municipal Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2032	1,000,000		1,229,340
Cumberland County Municipal Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2034	1,000,000		1,217,990
Dallastown Area School District, GO, Refunding (Insured; State Aid Withholding)	5.00	4/15/2031	1,400,000		1,682,506
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000		1,174,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Pennsylvania - 83.0% (continued)
Downingtown Area School District, GO (Insured; State Aid Withholding) Ser. C	5.00	8/1/2030	1,455,000	1,829,561
Easton Area School District, GO (Insured; State Aid Withholding) Ser. A	5.00	4/1/2029	1,090,000	1,349,725
Erie City Water Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.07	12/1/2026	275,000	277,266
Erie City Water Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.16	12/1/2027	650,000	655,635
Erie County, GO (Insured; National Public Finance Guarantee Corp.) Ser. A	5.50	9/1/2022	1,640,000	1,828,567
Franklin County, GO, Refunding	4.00	11/1/2032	1,205,000	1,376,737
Garnet Valley School District, GO, Refunding (Insured; State Aid Withholding)	4.00	4/1/2027	1,000,000	1,150,500
Lancaster County Solid Waste Management Authority, Revenue Bonds (Insured; County Guaranty) Ser. B	5.00	12/15/2033	1,895,000	2,181,657
Lancaster County Solid Waste Management Authority, Revenue Bonds, Ser. A	5.25	12/15/2032	1,880,000	2,184,372
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	1,500,000	1,733,445
Lower Merion Township, GO, Ser. B	4.00	7/15/2033	495,000	550,851
Lower Merion Township, GO, Ser. B	4.00	7/15/2034	515,000	572,335
Lower Merion Township, GO, Ser. B	4.00	7/15/2030	440,000	495,040
Lower Merion Township, GO, Ser. B	4.00	7/15/2031	460,000	516,138
Lower Merion Township, GO, Ser. B	4.00	7/15/2029	425,000	479,430
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (The Hill School Project)	5.00	8/15/2037	500,000	593,935
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,600,000	1,888,416

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Pennsylvania - 83.0% (continued)
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,086,230
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000		1,239,560
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000		1,362,277
Northampton County General Purpose Authority, Revenue Bonds, Refunding (Lafayette College) Ser. A	5.00	11/1/2043	2,000,000		2,229,580
Northampton County General Purpose Authority, Revenue Bonds, Refunding (Lehigh University) Ser. A	4.00	11/15/2035	1,030,000		1,171,244
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.) Ser. 2nd	3.00	9/15/2033	530,000		578,765
Pennsylvania, GO, Ser. 1st	5.00	3/15/2028	2,200,000		2,617,956
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,000,000		2,017,180
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.15	11/1/2021	2,375,000		2,423,355
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Amtrak Project) Ser. A	5.00	11/1/2026	1,000,000		1,102,020
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Forum Place Project)	5.00	3/1/2022	1,000,000	[c]	1,081,470
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2032	1,690,000		1,855,079
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build American Mutual) Ser. AT1	5.00	6/15/2027	1,000,000		1,221,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Pennsylvania - 83.0% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Temple University) Ser. 1st	5.00	4/1/2026	1,000,000	1,076,980
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The Trustees of the University of Pennsylvania) Ser. A	5.00	8/15/2032	1,000,000	1,230,210
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2033	1,000,000	1,247,290
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (The University of Pennsylvania Health System Obligated Group) Ser. E	4.00	8/15/2034	1,000,000	1,141,760
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000	2,186,117
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (St. System of Higher Education) Ser. AQ	5.00	6/15/2025	1,000,000	1,185,330
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2035	1,200,000	1,383,516
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2025	1,000,000	1,037,440
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122th	3.65	10/1/2032	2,000,000	2,181,680
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 2019-131A	3.50	4/1/2049	2,000,000	2,144,320
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 114C	3.65	10/1/2037	1,000,000	1,016,940
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000	1,452,629
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2025	2,500,000	3,088,425

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Pennsylvania - 83.0% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2038	1,230,000		1,445,902
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. 2nd	5.00	12/1/2034	1,000,000		1,209,900
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,325,000		1,657,681
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A1	5.25	12/1/2035	2,280,000		2,627,335
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2032	1,000,000		1,173,420
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2022	2,415,000	[c]	2,702,313
Philadelphia, GO, Refunding	5.00	8/1/2029	1,000,000		1,269,940
Philadelphia, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2030	1,275,000		1,615,272
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2029	1,000,000		1,269,940
Philadelphia, GO, Ser. B	5.00	2/1/2028	1,085,000		1,388,116
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	2,000,000		2,308,100
Philadelphia Authority for Industrial Development, Revenue Bonds (Green Bond) Ser. A	5.00	2/15/2034	1,250,000		1,544,550
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children's Hospital of Philadelphia Project)	4.00	7/1/2036	1,000,000		1,134,920
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2026	850,000		994,483
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	5.00	11/1/2027	850,000		1,008,372
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2016	5.00	4/1/2025	1,500,000		1,786,470
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2016	5.00	4/1/2031	2,000,000		2,326,720
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2022	355,000	[c]	395,829
Philadelphia Water & Wastewater, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	2,000,000		2,381,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Pennsylvania - 83.0% (continued)
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	1/1/2036	2,830,000		2,892,656
Pittsburgh, GO	4.00	9/1/2034	325,000		373,607
Pittsburgh, GO	4.00	9/1/2036	500,000		571,355
Pittsburgh, GO	4.00	9/1/2035	750,000		859,965
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2032	1,000,000		1,238,080
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2024	940,000		1,115,601
Pittsburgh & Allegheny County Sports & Exhibition Authority, Revenue Bonds	5.00	12/15/2023	855,000		983,045
Pittsburgh Water & Sewer Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2023	2,580,000	[c]	2,974,276
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2026	1,000,000		1,259,670
Selinsgrove Area School District, GO, Refunding (Insured; State Aid Withholding) Ser. B	3.00	3/1/2026	1,095,000		1,194,831
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (Wellspan Health Obligated Group)	5.00	6/1/2038	1,000,000		1,242,560
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (Wellspan Health Obligated Group) Ser. A	5.00	6/1/2027	2,085,000		2,390,744
State Public School Building Authority, Revenue Bonds (The School District of Philadelphia) (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2022	1,000,000	[c]	1,084,390
State Public School Building Authority, Revenue Bonds, Refunding (The School District of Philadelphia) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2024	2,000,000		2,317,140
Susquehanna Township School District, GO, Refunding (Insured; State Aid Withholding)	4.00	11/15/2027	1,975,000		2,203,646
Susquehanna Township School District, GO, Refunding (Insured; State Aid Withholding) Ser. R	3.00	5/15/2031	1,330,000		1,499,894

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.1% (continued)
Pennsylvania - 83.0% (continued)
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2023	1,260,000	1,442,083
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2033	1,010,000	1,226,706
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	500,000	643,575
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2036	1,365,000	1,680,383
Tredyffrin Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2034	240,000	299,083
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2036	250,000	302,667
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2037	275,000	332,101
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2034	350,000	426,076
Upper Merion Area School District, GO (Insured; State Aid Withholding)	5.00	1/15/2035	420,000	510,010
Upper Moreland Township School District, GO (Insured; State Aid Withholding)	4.00	10/1/2033	780,000	833,508
Upper St. Clair Township School District, GO (Insured; State Aid Withholding)	5.00	10/1/2041	1,000,000	1,157,620
West Mifflin Area School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2026	1,000,000	1,222,960
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2028	1,000,000	1,194,550
Whitemarsh Township, GO, Refunding	4.00	11/15/2039	1,000,000	1,085,350
Whitemarsh Township, GO, Refunding	4.00	11/15/2035	605,000	661,616
				153,721,007
U.S. Related - .9%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2024	1,500,000	1,539,210
Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2021	800,000	[d] 200,000
				1,739,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $176,236,221)	100.1%	185,384,774
Liabilities, Less Cash and Receivables	(0.1%)	(230,967)
Net Assets	100.0%	185,153,807

a Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $2,231,122 or 1.21% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Non-income producing—security in default.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	185,384,774	−	185,384,774

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2020, accumulated net unrealized appreciation on investments was $9,148,553, consisting of $10,214,575 gross unrealized appreciation and $1,066,022 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.